Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Revenue		$ 315,362	$ 320,042
Costs and expenses
Cost of revenue		264,176	255,441
Selling, general and administrative		75,430	53,794
Depreciation and amortization		26,982	23,114
Total costs and expenses		366,588	332,349
Loss from operations		(51,226)	(12,307)
Other income (expense)
Interest income		4,629	782
Interest expense		(22,223)	(8,291)
Gain on forgiveness of CARES Act loan		339	0
Gain on sale of property and equipment		13,905	15,333
Gain on lease termination		29	143
Change in fair value of derivative liability		(14,589)	470
Change in fair value of warrant liabilities		(334)	0
Gain on extinguishment of debt		14,843	0
Other expense		(111)	(282)
Total other income (expense), net		(3,512)	8,155
Loss before income taxes		(54,738)	(4,152)
Income tax expense		0	0
Net loss		(54,738)	(4,152)
Less: Net income attributable to redeemable noncontrolling interests		1,080	0
Less: Net loss attributable to noncontrolling interests		(8,983)	(10,200)
Net income (loss) attributable to flyExclusive, Inc.	[1]	(46,835)	6,048
Other comprehensive income (loss)
Unrealized gains (losses) on available-for-sale debt securities		407	(476)
Comprehensive income (loss) attributable to flyExclusive, Inc.		$ (46,428)	$ 5,572

[1]	Basic and diluted earnings per share has not been presented for any period in the consolidated statements of operations and comprehensive income (loss). As a result of the Merger (as defined in Note 3, “Merger”), the Company’s capital structure was significantly altered. The Company determined that presenting earnings per share for periods prior to the Merger and for the five-day period from the Closing Date to December 31, 2023 would not result in values meaningful to the users of the consolidated financial statements. See Earnings per Share in Note 2, “Summary of Significant Accounting Policies” for further discussion.